Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2070 Fund
June 30, 2024
AFF70-NPRT1-0824
1.9912133.100
Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	1,967	37,750
Fidelity Advisor Series Growth Opportunities Fund (a)	1,659	26,600
Fidelity Advisor Series Small Cap Fund (a)	965	12,500
Fidelity Series All-Sector Equity Fund (a)	1,028	12,650
Fidelity Series Commodity Strategy Fund (a)	46	4,500
Fidelity Series Large Cap Stock Fund (a)	2,201	50,500
Fidelity Series Large Cap Value Index Fund (a)	319	5,000
Fidelity Series Opportunistic Insights Fund (a)	1,272	30,400
Fidelity Series Small Cap Core Fund (a)	126	1,450
Fidelity Series Small Cap Opportunities Fund (a)	1,091	16,300
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,136	29,300
Fidelity Series Value Discovery Fund (a)	1,964	30,050
TOTAL DOMESTIC EQUITY FUNDS (Cost $257,000)		257,000

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	908	13,700
Fidelity Series Emerging Markets Fund (a)	1,493	13,750
Fidelity Series Emerging Markets Opportunities Fund (a)	2,929	55,100
Fidelity Series International Growth Fund (a)	2,175	39,850
Fidelity Series International Small Cap Fund (a)	440	7,500
Fidelity Series International Value Fund (a)	3,153	39,850
Fidelity Series Overseas Fund (a)	2,832	39,850
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $209,600)		209,600

Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	26	250
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	367	2,800
Fidelity Series Emerging Markets Debt Fund (a)	90	700
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	23	200
Fidelity Series Floating Rate High Income Fund (a)	56	500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,182	28,450
Fidelity Series Real Estate Income Fund (a)	52	500
TOTAL BOND FUNDS (Cost $33,400)		33,400

Short-Term Funds - 99.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $500,000)	499,900	500,000

TOTAL INVESTMENT IN SECURITIES - 199.9% (Cost $1,000,000)	1,000,000
NET OTHER ASSETS (LIABILITIES) - (99.9)%	(499,773)
NET ASSETS - 100.0%	500,227

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	-	500,000	-	221	-	-	500,000	0.0%
Total	-	500,000	-	221	-	-	500,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	-	37,750	-	-	-	-	37,750
Fidelity Advisor Series Growth Opportunities Fund	-	26,600	-	-	-	-	26,600
Fidelity Advisor Series Small Cap Fund	-	12,500	-	-	-	-	12,500
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	250	-	-	-	-	250
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,800	-	-	-	-	2,800
Fidelity Series All-Sector Equity Fund	-	12,650	-	-	-	-	12,650
Fidelity Series Canada Fund	-	13,700	-	-	-	-	13,700
Fidelity Series Commodity Strategy Fund	-	4,500	-	-	-	-	4,500
Fidelity Series Emerging Markets Debt Fund	-	700	-	-	-	-	700
Fidelity Series Emerging Markets Debt Local Currency Fund	-	200	-	-	-	-	200
Fidelity Series Emerging Markets Fund	-	13,750	-	-	-	-	13,750
Fidelity Series Emerging Markets Opportunities Fund	-	55,100	-	-	-	-	55,100
Fidelity Series Floating Rate High Income Fund	-	500	-	-	-	-	500
Fidelity Series International Growth Fund	-	39,850	-	-	-	-	39,850
Fidelity Series International Small Cap Fund	-	7,500	-	-	-	-	7,500
Fidelity Series International Value Fund	-	39,850	-	-	-	-	39,850
Fidelity Series Large Cap Stock Fund	-	50,500	-	-	-	-	50,500
Fidelity Series Large Cap Value Index Fund	-	5,000	-	-	-	-	5,000
Fidelity Series Long-Term Treasury Bond Index Fund	-	28,450	-	6	-	-	28,450
Fidelity Series Opportunistic Insights Fund	-	30,400	-	-	-	-	30,400
Fidelity Series Overseas Fund	-	39,850	-	-	-	-	39,850
Fidelity Series Real Estate Income Fund	-	500	-	-	-	-	500
Fidelity Series Small Cap Core Fund	-	1,450	-	-	-	-	1,450
Fidelity Series Small Cap Opportunities Fund	-	16,300	-	-	-	-	16,300
Fidelity Series Stock Selector Large Cap Value Fund	-	29,300	-	-	-	-	29,300
Fidelity Series Value Discovery Fund	-	30,050	-	-	-	-	30,050
	-	500,000	-	6	-	-	500,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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